DEBT FACILITIES - Future Minimum Lease Payments (Details) $ in Millions, $ in Millions	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 308.0	$ 46.6	$ 201.8	$ 119.4
Future finance charge on finance lease	48.7		47.2
Discounted guaranteed residual value of assets subject to finance lease	0.0		9.2
Minimum finance lease payments payable, at present value	259.3		145.4
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	73.5		25.8
Minimum finance lease payments payable, at present value	62.8		17.0
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	181.6		105.8
Minimum finance lease payments payable, at present value	161.2		81.0
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	52.9		70.2
Minimum finance lease payments payable, at present value	$ 35.3		$ 47.4